Share-Based Compensation	12 Months Ended
Aug. 31, 2023
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION
15.	SHARE-BASED COMPENSATION

Share incentive plan

On December 15, 2017, the Company adopted the Bright Scholar Education Holdings Limited 2017 Share Incentive Plan (the “2017 Plan”). There were no additional share incentive plan adopted during the years ended August 31, 2021, 2022 and 2023.

For the year ended August 31, 2023, the share options movement were as follows:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual years	Weighted average fair value at grant date	Aggregate intrinsic value
		US$		US$	US$
As of August 31, 2022	684,574	8.74	5.29	10.92	-
Granted	—	—	—
Forfeited/Cancelled	(28,449)	8.74	4.29
Outstanding as of August 31, 2023	656,125	8.74	4.29	11.08	-
Vested and exercisable as of August 31, 2023	656,125	8.74	4.29	11.08	-

For the years ended August 31, 2021, 2022 and 2023, the Group recognized share-based payment expenses of RMB 1,865, RMB (816) and RMB nil, respectively, in connection with the share options granted to employees.

The total compensation expense is recognized on a straight-line basis over the respective vesting periods. As of August 31, 2021, 2022 and 2023, there were RMB 748, RMB nil and RMB nil unrecognized compensation expense, respectively, related to un-vested share options granted to executive and employees of the Group. As of August 31, 2021 and 2022, the unvested share options expense relating to the share options of the Group is expected to be recognized over a weighted average vesting period of 1 year and less than 1 year, respectively.